UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2008

Legg Mason Partners

Appreciation Fund

Managed by	CLEARBRIDGE ADVISORS

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term appreciation of shareholders’ capital.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was -0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds ratev from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing

Legg Mason Partners Appreciation Fund	I

Letter from the chairman continued

contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

The U.S. stock market was not for the faint of heart during the reporting period. Stock prices fell during the first three months of the reporting period due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and fears of an impending recession. The market then reversed course and posted positive returns in April and May 2008. The market’s rebound was largely attributed to hopes that the U.S. would skirt a recession and that corporate profits would rebound as the year progressed. Stock prices then moved sharply lower in June, with the S&P 500 Indexvi falling 8.43% for the month. This represented its worst monthly performance since September 2002 and its weakest month of June since the Great Depression in 1930. All told, the S&P 500 Index returned -11.91% during the six-month reporting period ended June 30, 2008, and as of that day was almost 20% lower than its peak in October 2007.

Looking at the U.S. stock market more closely, mid-cap stocks outperformed their small- and large-cap counterparts, as the Russell Midcapvii, Russell 2000viii and Russell 1000ix Indexes returned -7.57%, -9.37% and -11.20%, respectively, during the six-month period ended June 30, 2008. From an investment style perspective, growth stocks outperformed value stocks on a relative basis, with the Russell 3000 Growthx and Russell 3000 Valuexi Indexes returning -9.04% and -13.28%, respectively.

II	Legg Mason Partners Appreciation Fund

Performance review

For the six months ended June 30, 2008, Class A shares of Legg Mason Partners Appreciation Fund, excluding sales charges, returned -6.20%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned -11.91% over the same time frame. The Lipper Large-Cap Core Funds Category Average1 returned -11.50% for the same period.

PERFORMANCE SNAPSHOT as of June 30, 2008 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Appreciation Fund — Class A Shares	-6.20%
S&P 500 Index	-11.91%
Lipper Large-Cap Core Funds Category Average[1]	-11.50%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned -6.64%, Class C shares returned -6.53%, Class I shares returned -6.00% and Class R shares returned -6.28% over the six months ended June 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated April 28, 2008, the gross total operating expenses for Class A, Class B, Class C, Class I and Class R shares were 0.95%, 1.88%, 1.67%, 0.57% and 1.13%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 850 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Appreciation Fund	III

Letter from the chairman continued

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the “Notes to financial statements” included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 31, 2008

IV	Legg Mason Partners Appreciation Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, stock prices are subject to market fluctuations. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: Bloomberg, 7/08.

iii	Source: The Conference Board, 7/08.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

vii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ix

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

[x]

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason Partners Appreciation Fund	V

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — June 30, 2008

Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	(6.20)%	$1,000.00	$938.00	0.95%	$4.58
Class B	(6.64)	1,000.00	933.60	1.92	9.23
Class C	(6.53)	1,000.00	934.70	1.69	8.13
Class I	(6.00)	1,000.00	940.00	0.57	2.75
Class R	(6.28)	1,000.00	937.20	1.13	5.44

[1]	For the six months ended June 30, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable initial sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers. In the absence of fee waivers, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,020.14	0.95%	$4.77
Class B	5.00	1,000.00	1,015.32	1.92	9.62
Class C	5.00	1,000.00	1,016.46	1.69	8.47
Class I	5.00	1,000.00	1,022.03	0.57	2.87
Class R	5.00	1,000.00	1,019.24	1.13	5.67

[1]	For the six months ended June 30, 2008.

[2]

Expenses are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2008

LEGG MASON PARTNERS APPRECIATION FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 88.9%
CONSUMER DISCRETIONARY — 5.9%
	Hotels, Restaurants & Leisure — 1.1%
1,200,000	Marcus Corp.	$17,940,000
750,000	McDonald’s Corp.	42,165,000
	Total Hotels, Restaurants & Leisure	60,105,000
	Internet & Catalog Retail — 0.6%
400,000	Amazon.com Inc.*	29,332,000
	Media — 3.9%
600,000	Cablevision Systems Corp., New York Group, Class A Shares*	13,560,000
2,700,000	Comcast Corp., Class A Shares	51,219,000
50,000	Gannett Co. Inc.	1,083,500
3,500,000	Time Warner Inc.	51,800,000
2,782,300	Walt Disney Co.	86,807,760
	Total Media	204,470,260
	Specialty Retail — 0.3%
300,000	Home Depot Inc.	7,026,000
400,000	Staples Inc.	9,500,000
	Total Specialty Retail	16,526,000
	TOTAL CONSUMER DISCRETIONARY	310,433,260
CONSUMER STAPLES — 9.5%
	Beverages — 1.0%
800,000	PepsiCo Inc.	50,872,000
	Food & Staples Retailing — 2.6%
2,500,000	Wal-Mart Stores Inc.	140,500,000
	Food Products — 2.8%
500,000	Cadbury PLC, ADR	25,160,000
695,600	General Mills Inc.	42,271,612
450,000	H.J. Heinz Co.	21,532,500
2,000,000	Kraft Foods Inc., Class A Shares	56,900,000
	Total Food Products	145,864,112
	Household Products — 3.1%
900,000	Kimberly-Clark Corp.	53,802,000
1,800,000	Procter & Gamble Co.	109,458,000
	Total Household Products	163,260,000
	TOTAL CONSUMER STAPLES	500,496,112
ENERGY — 14.4%
	Energy Equipment & Services — 2.2%
1,598,747	Nabors Industries Ltd.*	78,706,315
325,000	Schlumberger Ltd.	34,914,750
	Total Energy Equipment & Services	113,621,065

See Notes to Financial Statements.

4	Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS APPRECIATION FUND
SHARES	SECURITY	VALUE

	Oil, Gas & Consumable Fuels — 12.2%
800,000	Anadarko Petroleum Corp.	$59,872,000
300,000	BP PLC, ADR	20,871,000
900,000	Devon Energy Corp.	108,144,000
2,500,000	El Paso Corp.	54,350,000
500,000	EnCana Corp.	45,465,000
1,600,000	Exxon Mobil Corp.	141,008,000
1,973,900	Newfield Exploration Co.*	128,796,975
499,996	SandRidge Energy Inc.*	32,289,742
1,898,091	Spectra Energy Corp.	54,551,135
	Total Oil, Gas & Consumable Fuels	645,347,852
	TOTAL ENERGY	758,968,917
EXCHANGE TRADED FUND — 0.5%
300,000	SPDR Gold Trust*	27,420,000
FINANCIALS — 12.6%
	Capital Markets — 0.6%
400,005	Bank of New York Mellon Corp.	15,132,189
499,998	Merrill Lynch & Co. Inc.	15,854,937
	Total Capital Markets	30,987,126
	Commercial Banks — 0.7%
400,000	Wachovia Corp.	6,212,000
1,300,000	Wells Fargo & Co.	30,875,000
	Total Commercial Banks	37,087,000
	Consumer Finance — 0.4%
500,000	American Express Co.	18,835,000
	Diversified Financial Services — 1.0%
1,600,000	JPMorgan Chase & Co.	54,896,000
	Insurance — 6.7%
500,000	AFLAC Inc.	31,400,000
1,763	Berkshire Hathaway Inc., Class A Shares*	212,882,250
2,600,000	Travelers Cos. Inc.	112,840,000
	Total Insurance	357,122,250
	Real Estate Investment Trusts (REITs) — 1.5%
4,500,000	Annaly Capital Management Inc.	69,795,000
1,013,800	Chimera Investment Corp.	9,134,338
	Total Real Estate Investment Trusts (REITs)	78,929,338
	Real Estate Management & Development — 0.8%
1,266,960	Forest City Enterprises Inc., Class A Shares	40,821,451

See Notes to Financial Statements.

Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS APPRECIATION FUND
SHARES	SECURITY	VALUE

	Thrifts & Mortgage Finance — 0.9%
1,500,000	Freddie Mac	$24,600,000
1,500,000	Hudson City Bancorp Inc.	25,020,000
	Total Thrifts & Mortgage Finance	49,620,000
	TOTAL FINANCIALS	668,298,165
HEALTH CARE — 8.8%
	Biotechnology — 0.3%
300,000	Amgen Inc.*	14,148,000
	Health Care Equipment & Supplies — 0.6%
600,000	Medtronic Inc.	31,050,000
	Health Care Providers & Services — 0.4%
800,000	UnitedHealth Group Inc.	21,000,000
	Pharmaceuticals — 7.5%
1,600,000	Abbott Laboratories	84,752,000
1,000,000	Bristol-Myers Squibb Co.	20,530,000
400,000	Eli Lilly & Co.	18,464,000
1,000,000	Forest Laboratories Inc.*	34,740,000
2,200,000	Johnson & Johnson	141,548,000
2,000,000	Pfizer Inc.	34,940,000
1,666,170	Schering-Plough Corp.	32,806,887
663,700	Wyeth	31,831,052
	Total Pharmaceuticals	399,611,939
	TOTAL HEALTH CARE	465,809,939
INDUSTRIALS — 13.2%
	Aerospace & Defense — 4.2%
825,000	Honeywell International Inc.	41,481,000
1,200,000	Raytheon Co.	67,536,000
1,854,800	United Technologies Corp.	114,441,160
	Total Aerospace & Defense	223,458,160
	Air Freight & Logistics — 1.3%
1,112,900	United Parcel Service Inc., Class B Shares	68,409,963
	Commercial Services & Supplies — 2.8%
1,000,000	Covanta Holding Corp.*	26,690,000
750,000	Pitney Bowes Inc.	25,575,000
2,600,000	Waste Management Inc.	98,046,000
	Total Commercial Services & Supplies	150,311,000
	Industrial Conglomerates — 4.3%
700,000	3M Co.	48,713,000
4,500,000	General Electric Co.	120,105,000
1,500,000	Tyco International Ltd.	60,060,000
	Total Industrial Conglomerates	228,878,000

See Notes to Financial Statements.

6	Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS APPRECIATION FUND
SHARES	SECURITY	VALUE

	Machinery — 0.6%
600,000	Dover Corp.	$29,022,000
	TOTAL INDUSTRIALS	700,079,123
INFORMATION TECHNOLOGY — 16.0%
	Communications Equipment — 2.8%
4,200,000	Cisco Systems Inc.*	97,692,000
36,354	Nortel Networks Corp.*	298,830
1,100,000	QUALCOMM Inc.	48,807,000
	Total Communications Equipment	146,797,830
	Computers & Peripherals — 3.4%
100,000	Apple Inc.*	16,744,000
4,000,005	EMC Corp.*	58,760,074
900,000	International Business Machines Corp.	106,677,000
	Total Computers & Peripherals	182,181,074
	Internet Software & Services — 3.4%
1,000,000	eBay Inc.*	27,330,000
125,000	Google Inc., Class A Shares*	65,802,500
1,700,000	VeriSign Inc.*	64,260,000
1,000,000	Yahoo! Inc.*	20,660,000
	Total Internet Software & Services	178,052,500
	IT Services — 1.1%
1,391,100	Automatic Data Processing Inc.	58,287,090
	Semiconductors & Semiconductor Equipment — 2.3%
3,099,080	Intel Corp.	66,568,238
4,000,000	LSI Corp.*	24,560,000
1,800,000	NVIDIA Corp.*	33,696,000
	Total Semiconductors & Semiconductor Equipment	124,824,238
	Software — 3.0%
4,000,000	Microsoft Corp.	110,040,000
2,300,000	Oracle Corp*	48,300,000
	Total Software	158,340,000
	TOTAL INFORMATION TECHNOLOGY	848,482,732
MATERIALS — 5.4%
	Chemicals — 3.7%
1,000,000	Cytec Industries Inc.	54,560,000
1,205,600	E.I. du Pont de Nemours & Co.	51,708,184
315,000	Monsanto Co.	39,828,600
900,000	PPG Industries Inc.	51,633,000
	Total Chemicals	197,729,784
	Metals & Mining — 1.2%
1,000,000	Alcoa Inc.	35,620,000

See Notes to Financial Statements.

Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS APPRECIATION FUND
SHARES	SECURITY	VALUE

	Metals & Mining — 1.2% continued
225,000	Freeport-McMoRan Copper & Gold Inc., Class B Shares	$26,367,750
	Total Metals & Mining	61,987,750
	Paper & Forest Products — 0.5%
500,000	Weyerhaeuser Co.	25,570,000
	TOTAL MATERIALS	285,287,534
TELECOMMUNICATION SERVICES — 2.1%
	Diversified Telecommunication Services — 2.1%
2,300,000	AT&T Inc.	77,487,000
1,000,000	Verizon Communications Inc.	35,400,000
	TOTAL TELECOMMUNICATION SERVICES	112,887,000
UTILITIES — 0.5%
	Electric Utilities — 0.5%
1,500,000	Duke Energy Corp.	26,070,000
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $3,701,187,012)	4,704,232,782
FACE AMOUNT
SHORT-TERM INVESTMENTS — 11.1%
	Repurchase Agreements — 11.1%
$160,310,000	Interest in $1,000,000,000 joint tri-party repurchase agreement dated 6/30/08 with Greenwich Capital Markets Inc., 2.500% due 7/1/08; Proceeds at maturity — $160,321,133; (Fully collateralized by various U.S. government agency obligations, 2.465% to 7.250% due 10/15/08 to 1/15/30; Market value — $163,516,398)	160,310,000
177,759,000	Interest in $250,000,000 joint tri-party repurchase agreement dated 6/30/08 with Merill Lynch, Pierce, Fenner & Smith Inc., 2.000% due 7/1/08; Proceeds at maturity — $177,768,876; (Fully collateralized by various U.S. government agency obligations, 3.250% to 9.375% due 2/25/11 to 3/6/37; Market value — $181,314,433)	177,759,000
250,000,000	Interest in $252,813,000 joint tri-party repurchase agreement dated 6/30/08 with Deutsche Bank Securities Inc., 2.500% due 7/1/08; Proceeds at maturity — $250,017,361; (Fully collateralized by various U.S. government agency obligations, 3.497% to 7.375% due 8/1/12 to 3/1/38; Market value — $255,000,000)	250,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $588,069,000)	588,069,000
	TOTAL INVESTMENTS — 100.0% (Cost — $4,289,256,012#)	5,292,301,782
	Liabilities in Excess of Other Assets — 0.0%	(1,589,521)
	TOTAL NET ASSETS — 100.0%	$5,290,712,261

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.

8	Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2008

ASSETS:
Investments, at value (Cost — $3,701,187,012)	$4,704,232,782
Repurchase agreement, at value (Cost — $588,069,000)	588,069,000
Cash	941
Dividends and interest receivable	6,003,211
Receivable for Fund shares sold	3,920,718
Receivable for securities sold	3,834,719
Prepaid expenses	144,825
Total Assets	5,306,206,196
LIABILITIES:
Payable for Fund shares repurchased	5,025,031
Payable for securities purchased	4,757,040
Investment management fee payable	2,531,863
Distribution fees payable	1,714,734
Trustees’ fees payable	185,555
Accrued expenses	1,279,712
Total Liabilities	15,493,935
TOTAL NET ASSETS	$5,290,712,261
NET ASSETS:
Par value (Note 7)	$3,850
Paid-in capital in excess of par value	4,189,459,893
Undistributed net investment income	25,510,716
Accumulated net realized gain on investments and futures contracts	72,692,032
Net unrealized appreciation on investments	1,003,045,770
TOTAL NET ASSETS	$5,290,712,261
Shares Outstanding:
Class A	244,878,480
Class B	46,648,250
Class C	39,121,529
Class I	54,273,304
Class R	97,431
Net Asset Value:
Class A (and redemption price)	$13.84
Class B*	$13.37
Class C*	$13.44
Class I (and redemption price)	$13.82
Class R (and redemption price)	$13.82
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$14.68

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 3).

See Notes to Financial Statements.

Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:
Dividends	$49,905,893
Interest	6,074,661
Less: Foreign taxes withheld	(100,125)
Total Investment Income	55,880,429
EXPENSES:
Investment management fee (Note 3)	15,472,687
Distribution fees (Notes 3 and 5)	10,634,504
Transfer agent fees (Note 5)	3,682,099
Trustees’ fees	169,116
Shareholder reports (Note 5)	144,496
Registration fees	49,105
Insurance	38,560
Audit and tax	24,892
Legal fees	22,889
Custody fees	16,615
Miscellaneous expenses	11,426
Total Expenses	30,266,389
NET INVESTMENT INCOME	25,614,040
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	99,313,307
Futures contracts	(2,561,732)
Net Realized Gain	96,751,575
Change in Net Unrealized Appreciation/Depreciation From Investments	(486,810,159)
Net Loss on Investments and Futures Contracts	(390,058,584)
DECREASE IN NET ASSETS FROM OPERATIONS	$(364,444,544)

See Notes to Financial Statements.

10	Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited) AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:
Net investment income	$25,614,040	$41,971,135
Net realized gain	96,751,575	805,676,420
Change in net unrealized appreciation/depreciation	(486,810,159)	(380,567,799)
Increase (Decrease) in Net Assets From Operations	(364,444,544)	467,079,756
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(2,679,349)	(40,650,525)
Net realized gains	(174,472,260)	(501,435,247)
Decrease in Net Assets From Distributions to Shareholders	(177,151,609)	(542,085,772)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	334,014,432	1,009,779,618
Reinvestment of distributions	169,206,165	514,999,564
Cost of shares repurchased	(581,416,901)	(1,646,484,816)
Decrease in Net Assets From Fund Share Transactions	(78,196,304)	(121,705,634)
DECREASE IN NET ASSETS	(619,792,457)	(196,711,650)
NET ASSETS:
Beginning of period	5,910,504,718	6,107,216,368
End of period*	$5,290,712,261	$5,910,504,718
* Includes undistributed net investment income of:	$25,510,716	$2,576,025

See Notes to Financial Statements.

Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report	11

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$15.24	$15.47	$14.42	$14.67	$13.79	$11.13
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.08	0.14	0.13	0.09	0.14	0.07
Net realized and unrealized gain (loss)	(1.00)	1.14	1.94	0.52	1.09	2.67
Total income (loss) from operations	(0.92)	1.28	2.07	0.61	1.23	2.74
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.13)	(0.13)	(0.07)	(0.14)	(0.08)
Net realized gains	(0.47)	(1.38)	(0.89)	(0.79)	(0.21)	—
Total distributions	(0.48)	(1.51)	(1.02)	(0.86)	(0.35)	(0.08)
NET ASSET VALUE, END OF PERIOD	$13.84	$15.24	$15.47	$14.42	$14.67	$13.79
Total return[4]	(6.20)%	8.14%	14.57%	4.15%	8.92%	24.70%
NET ASSETS, END OF PERIOD (MILLIONS)	$3,390	$3,786	$3,817	$3,587	$3,575	$3,210
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.95%[5]	0.95%	0.96%[6]	0.96%	0.95%	0.96%
Net expenses	0.95 [5]	0.95	0.95 [6,7]	0.96	0.93 [7]	0.96
Net investment income	1.07 [5]	0.85	0.88	0.61	0.96	0.55
PORTFOLIO TURNOVER RATE	20%	45%	33%	53%	40%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.94% and 0.93%, respectively.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$14.80	$15.08	$14.09	$14.40	$13.54	$10.95
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	0.01	(0.02)	(0.01)	(0.03)	0.02	(0.03)
Net realized and unrealized gain (loss)	(0.97)	1.12	1.89	0.51	1.06	2.62
Total income (loss) from operations	(0.96)	1.10	1.88	0.48	1.08	2.59
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.00)[4]	(0.01)	—
Net realized gains	(0.47)	(1.38)	(0.89)	(0.79)	(0.21)	—
Total distributions	(0.47)	(1.38)	(0.89)	(0.79)	(0.22)	—
NET ASSET VALUE, END OF PERIOD	$13.37	$14.80	$15.08	$14.09	$14.40	$13.54
Total return[5]	(6.64)%	7.18%	13.55%	3.31%	7.99%	23.65%
NET ASSETS, END OF PERIOD (MILLIONS)	$624	$754	$912	$986	$1,078	$1,075
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.92%[6]	1.88%	1.87%[7]	1.80%	1.78%	1.76%
Net expenses	1.92 [6]	1.88	1.87 [7,8]	1.80	1.76 [8]	1.76
Net investment income (loss)	0.11 [6]	(0.10)	(0.04)	(0.23)	0.11	(0.26)
PORTFOLIO TURNOVER RATE	20%	45%	33%	53%	40%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.85%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report	13

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$14.86	$15.12	$14.11	$14.42	$13.55	$10.96
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	0.02	0.02	0.02	(0.03)	0.02	(0.03)
Net realized and unrealized gain (loss)	(0.97)	1.11	1.90	0.51	1.08	2.62
Total income (loss) from operations	(0.95)	1.13	1.92	0.48	1.10	2.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)[4]	(0.01)	(0.02)	(0.00)[4]	(0.02)	—
Net realized gains	(0.47)	(1.38)	(0.89)	(0.79)	(0.21)	—
Total distributions	(0.47)	(1.39)	(0.91)	(0.79)	(0.23)	—
NET ASSET VALUE, END OF PERIOD	$13.44	$14.86	$15.12	$14.11	$14.42	$13.55
Total return[5]	(6.53)%	7.37%	13.80%	3.31%	8.08%	23.63%
NET ASSETS, END OF PERIOD (MILLIONS)	$526	$606	$658	$661	$614	$531
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.69%[6]	1.67%	1.70%[7]	1.77%	1.76%	1.80%
Net expenses	1.69 [6]	1.67	1.66 [7,8]	1.77	1.74 [8]	1.80
Net investment income (loss)	0.34 [6]	0.12	0.17	(0.20)	0.16	(0.28)
PORTFOLIO TURNOVER RATE	20%	45%	33%	53%	40%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.67% and 1.64%, respectively.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$15.19	$15.42	$14.38	$14.63	$13.76	$11.15
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.11	0.20	0.19	0.15	0.19	0.12
Net realized and unrealized gain (loss)	(1.00)	1.14	1.93	0.53	1.09	2.67
Total income (loss) from operations	(0.89)	1.34	2.12	0.68	1.28	2.79
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.19)	(0.19)	(0.14)	(0.20)	(0.18)
Net realized gains	(0.47)	(1.38)	(0.89)	(0.79)	(0.21)	—
Total distributions	(0.48)	(1.57)	(1.08)	(0.93)	(0.41)	(0.18)
NET ASSET VALUE, END OF PERIOD	$13.82	$15.19	$15.42	$14.38	$14.63	$13.76
Total return[4]	(6.00)%	8.56%	14.97%	4.62%	9.30%	25.11%
NET ASSETS, END OF PERIOD (MILLIONS)	$750	$765	$720	$667	$642	$474
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.57%[5]	0.57%	0.59%[6]	0.57%	0.57%	0.59%
Net expenses	0.57 [5]	0.57	0.59 [6,7]	0.57	0.55 [7]	0.59
Net investment income	1.46 [5]	1.22	1.24	1.00	1.35	0.96
PORTFOLIO TURNOVER RATE	20%	45%	33%	53%	40%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.57%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report	15

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS R SHARES[1]	2008[2]	2007	2006[3,4]
NET ASSET VALUE, BEGINNING OF PERIOD	$15.23	$15.47	$15.53
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	0.07	0.14	(0.00)[5]
Net realized and unrealized gain (loss)	(1.00)	1.09	(0.06)
Total income (loss) from operations	(0.93)	1.23	(0.06)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.09)	—
Net realized gains	(0.47)	(1.38)	—
Total distributions	(0.48)	(1.47)	—
NET ASSET VALUE, END OF PERIOD	$13.82	$15.23	$15.47
Total return[6]	(6.28)%	7.87%	(0.39)%
NET ASSETS, END OF PERIOD (000s)	$1,347	$449	$10
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.13%[7]	1.13%	1.22%[7,8]
Net expenses	1.13 [7]	1.13	1.22 [7,8]
Net investment income (loss)	0.92 [7]	0.85	(0.28)[7]
PORTFOLIO TURNOVER RATE	20%	45%	33%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]	For the period December 28, 2006 (inception date) to December 31, 2006.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.20%.

See Notes to Financial Statements.

16	Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial futures contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures

Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report	17

Notes to financial statements (unaudited) continued

transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are

18	Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report

subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	JUNE 30, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in securities	$5,292,301,782	$4,704,232,782	$588,069,000	—

Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report	19

Notes to financial statements (unaudited) continued

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.750%
Next $250 million	0.700
Next $500 million	0.650
Next $1 billion	0.600
Next $1 billion	0.550
Over $3 billion	0.500

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2008, LMIS and its affiliates received sales charges of approximately $389,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2008, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A	CLASS B	CLASS C
CDSCs	$5,000	$120,000	$11,000

20	Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of June 30, 2008, the Fund had accrued $20,555 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4. Investments

During the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$997,714,309
Sales	1,393,234,942

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,209,532,529
Gross unrealized depreciation	(206,486,759)
Net unrealized appreciation	$1,003,045,770

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B, C and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, C and R shares calculated at the annual rate of 0.75%, 0.75% and 0.25% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$4,442,682	$2,251,900	$85,930
Class B	3,389,989	1,121,775	41,295
Class C	2,799,929	307,776	17,262
Class I	—	465	7
Class R	1,904	183	2
Total	$10,634,504	$3,682,099	$144,496

Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

6. Distributions to shareholders by class

	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
Net Investment Income:
Class A	$1,986,577	$30,977,573
Class C	63,292	451,468
Class I	628,857	9,218,770
Class R	623	2,714
Total	$2,679,349	$40,650,525
Net Realized Gains:
Class A	$110,962,989	$318,721,841
Class B	21,200,109	66,317,090
Class C	17,778,582	52,636,901
Class I	24,486,782	63,725,175
Class R	43,798	34,240
Total	$174,472,260	$501,435,247

7. Shares of beneficial interest

At June 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Prior to April 16, 2007, the Fund had one billion shares of capital stock authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JUNE 30, 2008		YEAR ENDED DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	9,868,385	$145,323,521	20,172,667	$321,704,577
Shares issued on reinvestment	7,421,469	106,943,378	21,183,700	330,424,200
Shares repurchased	(20,776,893)	(305,104,403)	(39,770,719)	(639,162,260)
Net increase (decrease)	(3,487,039)	$(52,837,504)	1,585,648	$12,966,517
Class B
Shares sold	1,979,292	$28,164,531	3,888,633	$60,360,834
Shares issued on reinvestment	1,470,845	20,474,156	4,230,166	63,785,968
Shares repurchased	(7,701,115)	(109,669,327)	(17,729,160)	(275,820,021)
Net decrease	(4,250,978)	$(61,030,640)	(9,610,361)	$(151,673,219)

22	Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report

	SIX MONTHS ENDED JUNE 30, 2008		YEAR ENDED DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold	2,027,316	$29,001,099	3,769,158	$58,626,732
Shares issued on reinvestment	1,189,927	16,658,851	3,270,982	49,529,523
Shares repurchased	(4,894,873)	(69,787,275)	(9,753,715)	(152,559,005)
Net decrease	(1,677,630)	$(24,127,325)	(2,713,575)	$(44,402,750)
Class I
Shares sold	8,783,619	$130,514,043	35,337,647	$568,531,875
Shares issued on reinvestment	1,743,249	25,085,359	4,573,075	71,222,919
Shares repurchased	(6,595,596)	(96,793,642)	(36,246,020)	(578,812,421)
Net increase	3,931,272	$58,805,760	3,664,702	$60,942,373
Class R
Shares sold	68,980	$1,011,238	34,566	$555,600
Shares issued on reinvestment	3,087	44,421	2,379	36,954
Shares repurchased	(4,130)	(62,254)	(8,095)	(131,109)
Net increase	67,937	$993,405	28,850	$461,445

8. Capital loss carryforward

At December 31, 2007, the Fund had a net capital loss carryforward of approximately $11,206,278, of which all expires in 2010. This amount will be available to offset any future taxable capital gains other than those that are attributable to appreciation in the Fund’s portfolio at the time of the reorganization subject to an annual limitation of $3,735,426.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets, Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as

Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

24	Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the

Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint.

The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

11. Recent accounting pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

26	Legg Mason Partners Appreciation Fund 2008 Semi-Annual Report

Legg Mason Partners Appreciation Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA,
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Advisors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PNC Global Investment Servicing (formerly, PFPC Inc.)

4400 Computer Drive

Westborough,

Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Appreciation Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS APPRECIATION FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of shareholders of Legg Mason Partners Appreciation Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investors Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pension & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide asset under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0404 8/08 SR08-630

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Equity Trust

Date: September 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Equity Trust

Date: September 2, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of Legg Mason Partners Equity Trust

Date: September 2, 2008